Shareholders' Equity - Shard-based Compensation,Stock Option Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Start	71,038	28,363	45,185
Options Granted, ACS Acquisition	0
Options, Canceled/Expired	(14,889)	(2,735)	(16,676)
Options, Exercises	(6,079)	(51,252)	(146)
Options, Outstanding, End	50,070	71,038	28,363
Options, Exercisable, Number	39,987	57,985	28,363
Options, Outstanding, Weighted Average Exercise Price - Start	$ 8.00	$ 10.13	$ 15.49
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00	$ 6.79	$ 0.00
Options, Canceled/Expired, Weighted Average Exercise Price	$ 8.38	$ 7.33	$ 24.68
Options, Exercises in Period, Weighted Average Exercise Price	$ 8.21	$ 6.92	$ 5.88
Options, Outstanding, Weighted Average Exercise Price - End	$ 6.98	$ 8.00	$ 10.13
Options, Exercisable, Weighted Average Exercise Price	$ 7.14	$ 8.38	$ 10.13